Investment in Associates (Details) - USD ($) $ in Thousands						6 Months Ended		12 Months Ended
	Mar. 11, 2024	Nov. 25, 2023	Feb. 17, 2023	Mar. 31, 2022	Mar. 10, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022
Investment in Associates [Line Items]
Initial investment amount					$ 700	$ 185	$ 98
Additional investment		$ 600
Installment paid	$ 600
Bottom of range [member]
Investment in Associates [Line Items]
Ownership percentage		41.92%
Top of range [member]
Investment in Associates [Line Items]
Ownership percentage		52.73%
MitoCare X Bio Ltd [Member]
Investment in Associates [Line Items]
Additional investment					$ 1,000
Ownership percentage					50.01%
MitoCare X Bio Ltd [Member] | Bottom of range [member]
Investment in Associates [Line Items]
Ownership percentage			31.48%
MitoCare X Bio Ltd [Member] | Top of range [member]
Investment in Associates [Line Items]
Ownership percentage			41.92%
MitoCareX [Member]
Investment in Associates [Line Items]
Initial investment amount				$ 700
Additional investment		$ 600	$ 400
Outstanding shares								31.48%